Share Capital - Summary of Issued And Outstanding Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Redeemable Units
Disclosure of classes of share capital [line items]
Beginning balance	109,441	126,338
Ending balance	106,106	109,441
Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Beginning balance	269,971	194,231
Ending balance	280,994	269,971
Proportionate Voting Shares (PVS)
Disclosure of classes of share capital [line items]
Beginning balance	20,667	29,311
Ending balance	20,082	20,667
Super Voting Shares (MVS)
Disclosure of classes of share capital [line items]
Beginning balance	500	500
Ending balance	500	500
Special Subordinate Voting Shares (SSVS)
Disclosure of classes of share capital [line items]
Beginning balance	1	1
Ending balance	1	1
Options and warrants exercised | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	1,279	3,030
RSU issued | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	337	351
Issuance of shares related to acquisitions | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	5,339	35,425
Issuance of shares related to distribution agreements | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		(249)
Cresco LLC redemption | Redeemable Units
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	(3,335)	(16,897)
Cresco LLC redemption | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	3,335	16,897
PVS converted to SVS | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	585	8,644
PVS converted to SVS | Proportionate Voting Shares (PVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	(585)	(8,644)
Issuances related to employee taxes on certain share-based payment arrangements | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	148	173
Share issuances | Subordinate Voting Shares (SVS)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		11,469